Fees Summary	Mar. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 8,427,000
Previously Paid Amount	0.00
Total Fee Amount	1,163.77
Total Offset Amount	0.00
Net Fee	1,163.77
Narrative - Max Aggregate Offering Price	$ 8,427,000
Final Prospectus	true